DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 55,327	$ 54,717
Deferred financing costs	(249)	(258)
Current	13,742	13,074
Non-current	$ 38,579	41,263
Percent of debt representing non-recourse mortgages	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 37,559	37,413
British pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	7,030	6,809	£ 5,196								£ 4,981
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	4,419	4,408		$ 5,585								$ 5,613
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,918	2,093			₩ 2,280,000								₩ 2,280,000
Australian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,014	1,473				$ 2,773								$ 1,914
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,801	2,257					₨ 134,378								₨ 164,753
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	476	180						R$ 2,655								R$ 936
China Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	69	22							¥ 437								¥ 143
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	290	320								€ 255								€ 262
Held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,006	380
Secured Debt | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	26,248	28,446
Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 20,341	$ 16,629
Secured Debt | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.31%	4.27%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%
Secured Debt | Weighted average | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	3.29%	3.61%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 2,257	$ 1,357
Brookfield Property Partners’ credit facilities | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.00%	1.75%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,982	$ 1,890
Brookfield Property Partners’ corporate bonds | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.11%	4.14%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%
Brookfield Properties Retail Holding LLC term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,869	$ 3,976
Brookfield Properties Retail Holding LLC term debt | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.61%	2.90%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%
Brookfield Properties Retail Holding LLC senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,695	$ 945
Brookfield Properties Retail Holding LLC senior secured notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.20%	5.75%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Brookfield Properties Retail Holding LLC corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 70	$ 1,015
Brookfield Properties Retail Holding LLC corporate facility | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	3.10%	2.41%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%
Brookfield Properties Retail Holding LLC junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 206	$ 206
Brookfield Properties Retail Holding LLC junior subordinated notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	1.58%	1.66%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%
Subsidiary borrowings | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 537	$ 196
Subsidiary borrowings | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	3.29%	1.69%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%
Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 371	$ 315
Funds subscription credit facilities | Secured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.44%	2.51%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%